Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Property plant equipment useful lives	The estimated useful lives of the Company’s assets are as follows:

Estimated useful lives
Computer hardware and software	3 years
Demonstration units and fleet	2-5 years
Machinery and equipment	7years
Furnitures and fixtures	7years
Vehicles	5years
Leasehold improvements	Lesser of lease term or 10 years